Prepaid Expense and Other Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense and Other Assets
6.	Prepaid Expense and Other Assets
Prepaid expense and other assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Fund receivable from external payment network providers (1)	87,609	54,801
Advances to suppliers	162,136	121,835
Prepayments and deposits	65,200	169,575
Value-added tax recoverable	33,688	11,757
Claims receivable on behalf of insurers	33,870	1,415
Others	26,291	35,092
Total	408,794	394,475

Less: impairment provision (2)	(39,000)	(39,372)

Less: allowance for doubtful accounts (3)	—	(12,635)

Prepaid expense and other assets, net	369,794	342,468

(1)
The Group opened accounts with external online payment service providers to collect and transfer insurance premiums to insurance companies, as well as to collect donor’s donation and mutual aid funds prior to transferring them to custodian bank. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of donation, mutual aid fund received at the balance sheet date, which were subsequently transferred to the Group’s bank accounts or custodian accounts if they related to donor’s donations. The balance also includes insurance premium collected by the Group on behalf of insurance companies but not yet transferred to the insurance companies deposited in accounts of external online payment service providers. The amount was settled shortly after year end.

(2)
Impairment provision
for prepayment and deposits

for the years ended December 31, 2021 and 2022 were RMB39,000 and RMB 39,372 respectively. A provision of RMB39,000 was provided over prepayment, which was recorded in general and administrative expenses for the year ended December 31, 2021. A provision of RMB 372 was provided on deposits
, which was recorded in others, net for the year ended December 31, 2022.

(3)
Allowance for doubtful accounts on other receivables for the years ended December 31, 2021 and 2022 were RMB nil and RMB 12,635 respectively, which was recorded in general and administrative expenses for the year ended December 31, 2022.

The movements in the allowance for doubtful accounts are as follows:

As of December 31,
2022
RMB
Balance at beginning of the year	—
Additions	(12,635)

Balance at end of the year	(12,635)